ACQUISITIONS AND INTANGIBLES - Narrative (Details)									1 Months Ended				12 Months Ended
	Apr. 30, 2021 USD ($) installment item shares	Dec. 01, 2020 USD ($)	Nov. 01, 2020 USD ($)	May 15, 2020 USD ($)	Feb. 14, 2020 USD ($)	Jan. 13, 2020 USD ($)	Nov. 29, 2019 USD ($)	Nov. 27, 2019 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) installment item	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 01, 2019
Business Acquisition [Line Items]
Cash consideration, in thirty-six equal monthly installments (including interest)	$ 818,750
Number of monthly installments | installment	36									36
Founders bonus payable	$ 50,000									$ 50,000
Amount of principal payments for each month				$ 800,000					$ 1,700,000	328,000	$ 500,000
Sentry Neuromonitoring, LLC
Business Acquisition [Line Items]
Cash consideration	1,125,000
Cash consideration, at closing	153,125
Cash consideration, within 30 days	153,125
Value of common stock issuable	$ 1,625,000									1,625,000
Common stock issuable | shares	237,226
Held in escrow, Value	$ 650,000
Held in escrow, Shares | shares	94,891
Common stock lock up period	12 months
Reimbursement of expenses to seller													$ 50,000
Receivable bonus payable	$ 250,000									250,000
Threshold amount in account receivable to pay receivable bonus	$ 3,000,001									$ 3,000,001
Number of payments in which receivable bonus is paid | item	3									3
Receivable bonus payable on 30th day	$ 100,000									$ 100,000
Receivable bonus payable on 60th day	100,000									100,000
Receivable bonus payable on 90th day	50,000									50,000
Founders bonus payable	25,000									25,000
Minimum annual base salary	175,000
Annual variable compensation bonus	50,000
Sentry Neuromonitoring, LLC | Kenneth Sly
Business Acquisition [Line Items]
Founders bonus payable	25,000									$ 25,000
Velocity Revenue Cycle LLC
Business Acquisition [Line Items]
Percentage of ownership acquired														100.00%		65.00%
Clever Claims LLC
Business Acquisition [Line Items]
Percentage of ownership acquired														35.00%
Neuro Pro Monitoring
Business Acquisition [Line Items]
Cash consideration	$ 1,125,000											$ 7,000,000
Cash consideration, at closing					$ 530,000
Value of common stock issuable															$ 540,000
Common stock issuable | shares													100,000
Reimbursement of expenses to seller											$ 100,000
Consideration funded through Promissory Note		$ 700,000	$ 1,000,000				$ 6,000,000							$ 1,000,000
Payment of amendment charges for notes			$ 1,000,000		6,000,000	$ 6,000,000		$ 6,000,000				$ 6,000,000
Payments To Acquire Businesses Replacement Note					$ 7,200,000
Gain on settlement of Replacement Note														$ 188,000